CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net loss for the year	$ (22,505,057)	$ (33,122,888)	$ (17,037,225)
Depreciation - property and equipment	88,957	122,982	95,375
Depreciation - right-of-use assets	357,230	362,592	0
Share-based compensation	2,558,974	1,470,153	1,415,833
Interest expense on lease liabilities	68,526	94,817	0
Unrealized foreign exchange loss (gain)	645,078	353,189	(374,337)
Onerous lease contract	0	0	67,588
Amortization - lease incentive liability	0	0	8,189
Change in fair value of warrant derivative	(3,491,928)	12,608,808	0
Net change in non-cash working capital	209,779	(1,795,777)	3,904,339
Cash used in operating activities	(22,068,441)	(19,906,124)	(11,920,238)
Investing Activities
Acquisition of property and equipment	(29,305)	(10,905)	(107,466)
Cash used in investing activities	(29,305)	(10,905)	(107,466)
Financing Activities
Proceeds from exercise of stock options	241,922	0	123,538
Payment of lease liabilities	(460,724)	(447,497)	0
Cash provided by financing activities	39,773,804	21,015,596	13,299,136
Increase in cash	17,676,058	1,098,567	1,271,432
Cash and cash equivalents, beginning of year	14,148,021	13,699,881	11,836,119
Impact of foreign exchange on cash and cash equivalents	(604,505)	(650,427)	592,330
Cash and cash equivalents, end of year	31,219,574	14,148,021	13,699,881
Warrant Derivative And Shares Under Warrant Agreement
Financing Activities
Proceeds from share issuance	1,696,460	3,465,867	1,417
Common Stock Purchase Agreement
Financing Activities
Proceeds from share issuance	0	5,360,247	2,533,980
At-the-market agreement
Financing Activities
Proceeds from share issuance	38,296,146	8,131,620	451,675
Public offering
Financing Activities
Proceeds from share issuance	$ 0	$ 4,505,359	$ 10,188,526